Exhibit 99.1

World Omni Auto Receivables Trust 2025-A

Monthly Servicer Certificate

October 31, 2025

Dates Covered
Collections Period	10/01/25 - 10/31/25
Interest Accrual Period	10/15/25 - 11/16/25
30/360 Days	30
Actual/360 Days	33
Distribution Date	11/17/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/25	875,493,942.73	36,595
Yield Supplement Overcollateralization Amount 09/30/25	50,972,153.42	0
Receivables Balance 09/30/25	926,466,096.15	36,595
Principal Payments	37,009,812.23	851
Defaulted Receivables	2,009,051.77	55
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/25	48,222,861.91	0
Pool Balance at 10/31/25	839,224,370.24	35,689

Pool Statistics	$ Amount	# of Accounts
Pool Factor	67.97%
Prepayment ABS Speed	1.88%
Aggregate Starting Principal Balance	1,305,673,100.29	45,263

Delinquent Receivables:
Past Due 31-60 days	11,157,757.33	365
Past Due 61-90 days	3,211,385.34	106
Past Due 91-120 days	1,498,789.23	41
Past Due 121+ days	0.00	0
Total	15,867,931.90	512

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.79%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.53%
Delinquency Trigger Occurred	NO

Recoveries	1,497,281.34
Aggregate Net Losses/(Gains) - October 2025	511,770.43
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.66%
Prior Net Losses/(Gains) Ratio	1.05%
Second Prior Net Losses/(Gains) Ratio	0.58%
Third Prior Net Losses/(Gains) Ratio	0.73%
Four Month Average	0.76%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.38%

Overcollateralization Target Amount	7,553,019.33
Actual Overcollateralization	7,553,019.33
Weighted Average Contract Rate	6.63%
Weighted Average Contract Rate, Yield Adjusted	9.50%
Weighted Average Remaining Term	53.09

Flow of Funds	$ Amount
Collections	43,603,222.11
Investment Earnings on Cash Accounts	29,837.25
Servicing Fee	(772,055.08)
Transfer to Collection Account	-
Available Funds	42,861,004.28

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,186,614.78
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	155,617.33
(5) Noteholders' Second Priority Principal Distributable Amount	10,010,127.01
(6) Class C Interest	79,187.17
(7) Noteholders' Third Priority Principal Distributable Amount	18,380,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,553,019.33
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,496,438.66

Total Distributions of Available Funds	42,861,004.28

Servicing Fee	772,055.08
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,220,000.00
Original Class B	36,760,000.00
Original Class C	18,380,000.00

Total Class A, B, & C
Note Balance @ 10/15/25	867,614,497.25
Principal Paid	35,943,146.34
Note Balance @ 11/17/25	831,671,350.91

Class A-1
Note Balance @ 10/15/25	0.00
Principal Paid	0.00
Note Balance @ 11/17/25	0.00
Note Factor @ 11/17/25	0.0000000%

Class A-2a
Note Balance @ 10/15/25	223,903,360.65
Principal Paid	26,524,082.83
Note Balance @ 11/17/25	197,379,277.82
Note Factor @ 11/17/25	63.7200664%

Class A-2b
Note Balance @ 10/15/25	79,511,136.60
Principal Paid	9,419,063.51
Note Balance @ 11/17/25	70,092,073.09
Note Factor @ 11/17/25	63.7200664%

Class A-3
Note Balance @ 10/15/25	419,760,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	419,760,000.00
Note Factor @ 11/17/25	100.0000000%

Class A-4
Note Balance @ 10/15/25	89,300,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	89,300,000.00
Note Factor @ 11/17/25	100.0000000%

Class B
Note Balance @ 10/15/25	36,760,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	36,760,000.00
Note Factor @ 11/17/25	100.0000000%

Class C
Note Balance @ 10/15/25	18,380,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	18,380,000.00
Note Factor @ 11/17/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,421,419.28
Total Principal Paid	35,943,146.34
Total Paid	39,364,565.62

Class A-1
Coupon	4.41100%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.49000%
Interest Paid	837,771.74
Principal Paid	26,524,082.83
Total Paid to A-2a Holders	27,361,854.57

Class A-2b
SOFR Rate	4.23367%
Coupon	4.56367%
Interest Paid	332,624.04
Principal Paid	9,419,063.51
Total Paid to A-2b Holders	9,751,687.55

Class A-3
Coupon	4.73000%
Interest Paid	1,654,554.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,654,554.00

Class A-4
Coupon	4.86000%
Interest Paid	361,665.00
Principal Paid	0.00
Total Paid to A-4 Holders	361,665.00

Class B
Coupon	5.08000%
Interest Paid	155,617.33
Principal Paid	0.00
Total Paid to B Holders	155,617.33

Class C
Coupon	5.17000%
Interest Paid	79,187.17
Principal Paid	0.00
Total Paid to C Holders	79,187.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.7921748
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.3327237
Total Distribution Amount	32.1248985

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.7045834
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	85.6278500
Total A-2a Distribution Amount	88.3324334

A-2b Interest Distribution Amount	3.0238549
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	85.6278501
Total A-2b Distribution Amount	88.6517050

A-3 Interest Distribution Amount	3.9416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.9416667

A-4 Interest Distribution Amount	4.0500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0500000

B Interest Distribution Amount	4.2333332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2333332

C Interest Distribution Amount	4.3083335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3083335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	278.50
Noteholders' Third Priority Principal Distributable Amount	511.36
Noteholders' Principal Distributable Amount	210.14

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/25	3,063,404.27
Investment Earnings	10,369.51
Investment Earnings Paid	(10,369.51)
Deposit/(Withdrawal)	-
Balance as of 11/17/25	3,063,404.27
Change	-

Required Reserve Amount	3,063,404.27